Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Loss after income tax expense for the year	(12,746,020)	(9,367,206)	(62,015,184)
Adjustments for:
Depreciation and amortization	1,808,929	1,701,615	1,993,093
Add back share based payments	2,263,843	862,227	2,058,659
Changes in fair value of US investor warrant	189,983	—	—
US warrants transaction costs	493,487	—	—
Non-cash share based payment to strategic investor	—	—	47,468,071
Changes in fair value of comparability milestone	—	—	542,075
Add back (gain) on disposal of assets	—	—	(18,493)
Add back Non-cash finance expenses	—	—	—
Unrealized (gain)/loss on exchange through the profit and loss	(401,557)	(218,567)	844,864
Net change in fair value of convertible note liability	866,848	751,816	607,637
Change in operating assets and liabilities:
(Increase) in current receivables	(1,237,978)	(2,025,716)	(394,922)
Decrease/(increase) in other operating assets	(247,396)	(865,245)	324,983
(Decrease)/increase in trade and other payables	1,075,067	1,377,141	(1,491,882)
Increase/(decrease) in employee benefits	158,091	(7,120)	(45,165)
(Decrease)/increase in income tax payable	—	(21,549)	712
(Decrease) in deferred tax liability	—	(694,194)	(1,184,139)

Net cash used in operating activities	(7,776,703)	(8,506,798)	(11,309,691)